BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
BORROWINGS.
Schedule of borrowings

	December 31, 2021	December 31, 2020
	$	$
Opening balance	1,793	4,502
New borrowings	2,281	3,803
Repayments	(2,000)	(2,419)
Issue costs	—	(21)
Accretion of issue costs	9	25
Interest capitalized	46	209
Debts settled in exchange of Royalty	—	(4,306)
Ending balance	2,129	1,793
Current portion	208	1,793
Non-current portion	1,921	—